Summary of Significant Accounting Policies - Summary of significant percentage of total sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplier A [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 2,983	$ 3,586
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	20.00%	12.00%
Supplier B [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 471	$ 697
Supplier B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	19.00%	17.00%
Supplier C [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Payable	$ 1,000	$ 360
Supplier C [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	15.00%	20.00%
Product A [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%	30.00%	38.00%
Product B [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	20.00%	12.00%
Product C [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	19.00%	17.00%
Product D [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Bio Ventus LLC
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	15.00%	20.00%